Average Annual Total Returns ((WFA Absolute Return Fund))	0 Months Ended
Feb. 01, 2013
(Administrator) | Consumer Price Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	1.74%
5 Years	1.80%
Performance Since 7/23/2003	2.38%
(Administrator) | MSCI World Index (Net) (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	15.83%
5 Years	(1.18%)
Performance Since 7/23/2003	6.60%
(Administrator) | Administrator Class
Average Annual Return:
1 Year	8.63%
5 Years	4.09%
Performance Since 7/23/2003	9.88%
Inception Date of Share Class	Mar. 01, 2012
(Administrator) | Administrator Class | (after taxes on distributions)
Average Annual Return:
1 Year	8.49%
5 Years	2.27%
Performance Since 7/23/2003	7.53%
Inception Date of Share Class	Mar. 01, 2012
(Administrator) | Administrator Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	5.61%
5 Years	2.39%
Performance Since 7/23/2003	7.40%
Inception Date of Share Class	Mar. 01, 2012
(Institutional) | Consumer Price Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	1.74%
5 Years	1.80%
Performance Since 7/23/2003	2.38%
(Institutional) | MSCI World Index (Net) (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	15.83%
5 Years	(1.18%)
Performance Since 7/23/2003	6.60%
(Institutional) | Institutional Class
Average Annual Return:
1 Year	8.70%
5 Years	4.10%
Performance Since 7/23/2003	9.88%
Inception Date of Share Class	Nov. 30, 2012
(Institutional) | Institutional Class | (after taxes on distributions)
Average Annual Return:
1 Year	8.54%
5 Years	2.28%
Performance Since 7/23/2003	7.53%
Inception Date of Share Class	Nov. 30, 2012
(Institutional) | Institutional Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	5.65%
5 Years	2.39%
Performance Since 7/23/2003	7.40%
Inception Date of Share Class	Nov. 30, 2012
(Retail) | Consumer Price Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	1.74%
5 Years	1.80%
Performance Since 7/23/2003	2.38%
(Retail) | MSCI World Index (Net) (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	15.83%
5 Years	(1.18%)
Performance Since 7/23/2003	6.60%
(Retail) | Class A
Average Annual Return:
1 Year	2.31%
5 Years	2.72%
Performance Since 7/23/2003	9.03%
Inception Date of Share Class	Mar. 01, 2012
(Retail) | Class A | (after taxes on distributions)
Average Annual Return:
1 Year	2.19%
5 Years	0.93%
Performance Since 7/23/2003	6.70%
Inception Date of Share Class	Mar. 01, 2012
(Retail) | Class A | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	1.50%
5 Years	1.23%
Performance Since 7/23/2003	6.64%
Inception Date of Share Class	Mar. 01, 2012
(Retail) | Class C
Average Annual Return:
1 Year	6.63%
5 Years	3.14%
Performance Since 7/23/2003	8.88%
Inception Date of Share Class	Mar. 01, 2012